Operations And Organization (Tables)	12 Months Ended
Dec. 31, 2013
Operations And Organization [Abstract]
Schedule Of Equity Interests
At December 31, 2013, our equity interests in Regency and ETP consisted of 100% of the respective general partner interest and IDRs, as well as the following:

	ETP	Regency
Units held by wholly-owned subsidiaries:
Common units	49.6	26.3
ETP Class H units	50.2	—
Units held by less than wholly-owned subsidiaries:
Common units	—	31.4
Regency Class F units	—	6.3